GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31
	2012	2013
Balance at the beginning of the year	$37,348	$102,659
Goodwill acquired in business acquisitions	64,785	—
Foreign currency translation adjustments	526	(437)

Balance at the end of the year	$102,659	$102,222